Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	$ 14,718	$ 2,132	$ 163
Work-in-process	39,142	12,812
Finished goods	21,457	1,267
Total	$ 75,317	16,211	7,421
Dry Cannabis [Member]
Inventory [Line Items]
Work-in-process		9,982	1,396
Finished goods		113	3,501
Cannabis Extracts [Member]
Inventory [Line Items]
Work-in-process		2,830	30
Finished goods		1,083	2,158
Accessories [Member]
Inventory [Line Items]
Finished goods		$ 71	$ 173